UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2000

Check here if Amendment [ ]; Amendment          Number:
                                                       -----
This Amendment (Check only one.):               [ ] is  a  restatement.
                                                [ ] adds  new  holdings
                                                    entries.
Institutional Investment Manager Filing             this  Report:

Name:      Mazama Capital Management, Inc.
Address:   One SW Columbia, Suite 1860
           Portland, Oregon 97258
           -------------------------------

Form  13F  File  Number:  28-
                              ------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person  Signing this Report on Behalf of Reporting Manager:

Name:   /s/  Brian P. Alfrey
        -------------------------
Title:  Chief Operating Officer
        -------------------------
Phone:  503-944-6245
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Brian P. Alfrey                  Portland, Oregon                  1/03/2001
-------------------                  ----------------                 ----------
[Signature]                          [City, State]                    [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________

28-____________   ________________________________________

28-____________   ________________________________________

         [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report  Summary:

Number of Other Included Managers:                   0
                                              --------

Form  13F  Information  Table  Entry  Total:        91
                                              --------

Form  13F  Information  Table  Value  Total:  $679,640
                                              --------
                                             (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                 FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER     VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE   SHARED  NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------- ------ ------
Digimarc                       COM              253807101    37784 2289950  SH         Sole          1856750        433200
FEI Co                         COM              30241L109    34955 1536475  SH         Sole          1258375        278100
Polo Ralph Lauren              COM              731572103    29175 1307550  SH         Sole          1052100        255450
Pixar                          COM              725811103    25330  844350  SH         Sole           674850        169500
Verity Inc                     COM              92343C106    22105  918650  SH         Sole           734750        183900
Digital Insight                COM              25385P106    21245 1176200  SH         Sole           943450        232750
Quiksilver Inc                 COM              74838C106    20473 1056650  SH         Sole           847550        209100
Moldflow                       COM              608507109    17499  765000  SH         Sole           615200        149800
Electro Scientific Inds        COM              285229100    17476  624150  SH         Sole           499650        124500
Mentor Graphics Corp           COM              587200106    16744  610275  SH         Sole           492075        118200
Onyx Software Corp             COM              683402101    16045 1458600  SH         Sole          1162100        296500
Gene Logic Inc                 COM              368689105    14512  789750  SH         Sole           632650        157100
Jones Apparel Corp             COM              480074103    12761  396450  SH         Sole           318450         78000
Symyx Technologies             COM              87155S108    12415  344850  SH         Sole           275800         69050
Neose Technologies             COM              640522108    11560  350300  SH         Sole           279800         70500
Kenneth Cole                   COM              193294105    11112  276075  SH         Sole           220300         55775
Jupiter Media Metrix           COM              48206U104    10909 1171481  SH         Sole           937406        234075
Immersion Corp                 COM              452521107    10700 1423750  SH         Sole          1138350        285400
Symantec Corp                  COM              871503108    10306  308800  SH         Sole           247400         61400
Callaway Golf Co               COM              131193104    10243  549950  SH         Sole           443250        106700
TransGenomic                   COM              89365K206     9903  943100  SH         Sole           751400        191700
Callon Petrolium               COM              13123X102     9434  565350  SH         Sole           452750        112600
Alkermes Inc                   COM              01642T108     9391  299300  SH         Sole           239600         59700
Pixelworks                     COM              72581M107     9356  418150  SH         Sole           334650         83500
Pharmacyclics Corp             COM              716933106     9162  267500  SH         Sole           212900         54600
Cor-Therapeutics Inc           COM              217753102     8376  238050  SH         Sole           191150         46900
Superior Energy                COM              868157108     8324  723850  SH         Sole           579750        144100
Sawtek Corp                    COM              805468105     8240  178400  SH         Sole           143200         35200
Webtrends Corp                 COM              94844D104     7673  265150  SH         Sole           211450         53700
Core Laboratories              COM              N22717107     7620  279000  SH         Sole           222400         56600
Red Hat Inc.                   COM              756577102     7616 1218600  SH         Sole           974900        243700
First Horizon Pharmaceutical   COM              32051K106     7594  246950  SH         Sole           200050         46900
Molecular Devices              COM              60851C107     7200  105200  SH         Sole            84950         20250
Emcor Group                    COM              29084Q100     7185  281750  SH         Sole           225450         56300
Emisphere Technologies         COM              291345106     7164  286550  SH         Sole           228150         58400
Dendrite International Inc.    COM              248239105     6823  304950  SH         Sole           243150         61800
Paradigm Genetics              COM              69900R106     6756  675650  SH         Sole           579450         96200
Columbia Sportswear Co         COM              198516106     6741  135500  SH         Sole           108800         26700
MGI Pharma                     COM              552880106     6687  405250  SH         Sole           322950         82300
Swift Energy Co                COM              870738101     6654  176850  SH         Sole           140650         36200
UTI Energy Corp                COM              903387108     6572  199900  SH         Sole           160750         39150
Auspex                         COM              052116100     6358  908300  SH         Sole           726200        182100
Mcafee.com                     COM              579062100     6324 1264800  SH         Sole          1016600        248200
Ticketmaster Online CitySearch COM              88633P203     6323  755000  SH         Sole           604800        150200
Friedman Billings Ramsey Group COM              358433100     5934  904200  SH         Sole           722900        181300
Hanover Compressor             COM              410768105     5851  131300  SH         Sole           105700         25600
Celgene                        COM              151020104     5525  170000  SH         Sole           136200         33800
Insight Enterprises, Inc.      COM              45765U103     5361  298850  SH         Sole           238250         60600
Millenium Cell                 COM              60038B105     5299  516950  SH         Sole           412350        104600
Veeco Instrs Inc               COM              922417100     5256  131000  SH         Sole           104450         26550
Corillian Corp.                COM              218725109     5163  430250  SH         Sole           342550         87700
Omnivision                     COM              682128103     5045 1552250  SH         Sole          1241050        311200
Too Inc                        COM              890333107     4772  381800  SH         Sole           304400         77400
Hawaiian Airlines Inc          COM              419849104     4456 2458650  SH         Sole          1964650        494000
Therma-Wave Inc                COM              88343A108     4444  317450  SH         Sole           252750         64700
Profit Recovery Group          COM              743168106     4288  672650  SH         Sole           536000        136650
Knight Trading Group Inc       COM              499063105     4082  292900  SH         Sole           234200         58700
Intimate Brands Inc            COM              461156101     4061  270750  SH         Sole           219050         51700
Carreker                       COM              144433109     3555  102300  SH         Sole            81700         20600
Pacific Century Financial Corp COM              694058108     3457  195450  SH         Sole           157750         37700
Metris Companies               COM              591598107     3439  130700  SH         Sole           105650         25050
Tvia Corp                      COM              87307P101     3423  869450  SH         Sole           692550        176900
Elastic Networks               COM              284159100     3421  829450  SH         Sole           667450        162000
Offshore Logistics             COM              676255102     3356  155750  SH         Sole           124850         30900
Phillips Van Heusen            COM              718592108     3318  255200  SH         Sole           205700         49500
AeroGen, Inc.                  COM              007779101     3274  308100  SH         Sole           245000         63100
ViaSat Inc                     COM              92552V100     3219  245250  SH         Sole           198150         47100
Doral Financial                COM              25811P100     3077  127200  SH         Sole           102000         25200
JAKKS Pacific Inc              COM              47012E106     3071  336500  SH         Sole           268200         68300
Childrens Place Retail Stores  COM              168905107     3046  150400  SH         Sole           119700         30700
East West Bancorp              COM              27579R104     2825  113300  SH         Sole            90200         23100
Rowan Companies Inc.           COM              779382100     2718  100650  SH         Sole            80050         20600
Robotics Vision                COM              771074101     2659  966750  SH         Sole           771650        195100
Intergrated Measurements Sys   COM              457923100     2259  284650  SH         Sole           227550         57100
Netzero Inc                    COM              64122R109     2256 2578100  SH         Sole          2066700        511400
Chicos Fas Inc.                COM              168615102     2099  100550  SH         Sole            79950         20600
Network Associates             COM              640938106     1830  437000  SH         Sole           350600         86400
Liveperson                     COM              538146101     1442 1357150  SH         Sole          1080750        276400
Direct Focus Inc               COM              254931108     1163   34650  SH         Sole            27675          6975
Serena Software                COM              817492101     1130   33000  SH         Sole            26500          6500
Avant! Corp                    COM              053487104     1090   59500  SH         Sole            47500         12000
Novellus System Inc            COM              670008101      388   10800  SH         Sole            10800
Liberate Technologies          COM              530129105      272   20000  SH         Sole            20000
Getty Images                   COM              374276103      256    8000  SH         Sole             8000
Genzyme Biosurg                COM              372917708      219   25209  SH         Sole            24851           358
Advanced Micro Devices         COM              007903107      207   15000  SH         Sole            15000
King Pharmaceuticals           COM              495582108      207    4000  SH         Sole             4000
Macrovision                    COM              555904101      207    2800  SH         Sole             2800
Internap Networks Services Cor COM              45885A102      145   20000  SH         Sole            20000
Quantum DSS                    COM              747906204      135   10200  SH         Sole            10200
Maxtor Corp                    COM              577729205      115   20500  SH         Sole            20500